Goodwill (Tables)	6 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Goodwill

As of December 31, 2025 and June 30, 2025, goodwill consisted of the following:

	As of
	December 31, 2025	June 30, 2025
Goodwill on acquisition of Hand in Hand	2,092,412	$2,042,611
Goodwill	2,092,412	$2,042,611

Schedule of Illustrates the FV of the Assets and Liabilities

Following table illustrates the FV of the assets and liabilities of Hand in Hand as of the acquisition date and the goodwill on acquisition:

As of acquisition date
Fair value of identical assets and liabilities as of acquisition date
Cash	$757
Receivables	8,392
Payables	(6,881)
Net assets at acquisition	2,268
less:
Foreign currency exchange loss	(24,677)
Less:
Non-controlling interest	(20,202)
Total consideration paid for acquisition	(2,000,000)

Goodwill as of June 30, 2025	$2,042,611
Foreign currency exchange effect	49,801
Goodwill as of December 31, 2025	2,092,412